Trading assets and liabilities	6 Months Ended
Jun. 30, 2012
Trading assets and liabilities
Trading assets and liabilities
Note 13 Trading assets and liabilities
end of	6M12	2011

Trading assets (CHF million)

Debt securities	160,094	144,961

Equity securities [1]	68,883	66,986

Derivative instruments [2]	42,216	52,735

Other	13,049	15,066

Trading assets	284,242	279,748

Trading liabilities (CHF million)

Short positions	67,239	67,639

Derivative instruments [2]	48,613	60,170

Trading liabilities	115,852	127,809

1 Including convertible bonds. 2 Amounts shown net of cash collateral receivables and payables.

Cash collateral receivables and payables
end of	6M12	2011

Cash collateral receivables (CHF million)

Receivables netted against derivative positions	37,531	36,326

Receivables not netted	13,221	15,812

Total	50,752	52,138

Cash collateral payables (CHF million)

Payables netted against derivative positions	39,970	37,883

Payables not netted [1]	12,978	11,933

Total	52,948	49,816

1 Recorded as cash collateral on derivative instruments in Note 16 - Other assets and other liabilities.